FAIR VALUE - Assets and Liabilities Measured on a Recurring and Non-Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Liabilities	$ 0	$ 0
Quoted Prices In Active Markets for Identical Assets (Level 1)
Assets
Total investment securities available-for-sale	2,961	5,987
Significant Other Observable Inputs (Level 2)
Assets
Total investment securities available-for-sale	63,548	70,908
Significant Unobservable Inputs (Level 3)
Assets
Total investment securities available-for-sale	53	59
Recurring | Quoted Prices In Active Markets for Identical Assets (Level 1)
Assets
Total investment securities available-for-sale	2,961	5,987
Recurring | Quoted Prices In Active Markets for Identical Assets (Level 1) | U.S. Treasury securities
Assets
Total investment securities available-for-sale	2,961	5,987
Recurring | Significant Other Observable Inputs (Level 2)
Assets
Total investment securities available-for-sale	63,548	70,908
Liabilities
Derivatives	(86)	34
Recurring | Significant Other Observable Inputs (Level 2) | State and political subdivisions
Assets
Total investment securities available-for-sale	12,019	12,847
Recurring | Significant Other Observable Inputs (Level 2) | MBSs - residential
Assets
Total investment securities available-for-sale	46,047	51,092
Recurring | Significant Other Observable Inputs (Level 2) | Corporate securities
Assets
Total investment securities available-for-sale	5,482	6,969
Recurring | Significant Unobservable Inputs (Level 3)
Assets
Total investment securities available-for-sale	53	59
Recurring | Significant Unobservable Inputs (Level 3) | CMOs
Assets
Total investment securities available-for-sale	53	59
Non-Recurring
Assets
Assets	$ 0	$ 0